Interest expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Central banks deposits	€ 1,745	€ 2,178	€ 706
Credit institution deposits	7,638	7,172	2,784
Customer deposits	36,465	33,238	16,994
Debt securities issued and subordinated liabilities	14,774	12,751	8,464
Marketable debt securities	13,377	11,702	7,472
Subordinated liabilities (note 23)	1,397	1,049	992
Provisions for pensions (note 25)	106	94	100
Lease Liabilities	126	130	116
Other interest expense	5,213	6,428	3,647
Interest expense	€ 66,067	€ 61,991	€ 32,811